Right of use assets - Tabular disclosure of right of use assets activity (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	€ 35,789
Transfer to assets held for sale	273		€ 0
Ending Balance	35,249	€ 35,789
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	30,608
Ending Balance	30,047	30,608
Machinery Equipment And Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,365
Ending Balance	1,933	1,365
Office And IT Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	2,389
Ending Balance	2,437	2,389
Software [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,427
Ending Balance	832	1,427
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	45,776	42,726
Additions	20,456	9,574
Acquisition of subsidiaries	157	265
Contract Cancellation	(10,248)	(7,083)
Transfer to assets held for sale	(7,186)
Exchange differences	418	294
Ending Balance	49,373	45,776	42,726
Gross carrying amount [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	38,494	35,055
Additions	16,476	6,492
Acquisition of subsidiaries	157	177
Contract Cancellation	(7,031)	(3,519)
Transfer to assets held for sale	(7,186)
Exchange differences	413	289
Ending Balance	41,323	38,494	35,055
Gross carrying amount [member] | Machinery Equipment And Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,941	796
Additions	1,743	1,066
Acquisition of subsidiaries		88
Contract Cancellation	(303)	(11)
Exchange differences	2	2
Ending Balance	3,383	1,941	796
Gross carrying amount [member] | Office And IT Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	3,345	4,890
Additions	1,313	2,005
Contract Cancellation	(918)	(3,553)
Exchange differences	3	3
Ending Balance	3,743	3,345	4,890
Gross carrying amount [member] | Software [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,996	1,985
Additions	924	11
Contract Cancellation	(1,996)
Ending Balance	924	1,996	€ 1,985
Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Charge for the year	227
Ending Balance	227
Impairment [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Charge for the year	227
Ending Balance	227
Accumulated Depreciation And Amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	9,987
Contract Cancellation	(6,033)	(577)
Transfer to assets held for sale	(2,201)
Exchange differences	75	104
Charge for the year	12,069	10,460
Ending Balance	13,897	9,987
Accumulated Depreciation And Amortisation [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	7,886
Contract Cancellation	(4,182)	(122)
Transfer to assets held for sale	(2,201)
Other	29
Exchange differences	72	101
Charge for the year	9,445	7,907
Ending Balance	11,049	7,886
Accumulated Depreciation And Amortisation [member] | Machinery Equipment And Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	576
Contract Cancellation	(131)	(6)
Exchange differences	1	1
Charge for the year	1,004	581
Ending Balance	1,450	576
Accumulated Depreciation And Amortisation [member] | Office And IT Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	956
Contract Cancellation	(879)	(449)
Other	(29)
Exchange differences	2	2
Charge for the year	1,256	1,403
Ending Balance	1,306	956
Accumulated Depreciation And Amortisation [member] | Software [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	569
Contract Cancellation	(841)
Charge for the year	364	569
Ending Balance	€ 92	€ 569